Investment Risks - Energy Resilience Portfolio	Oct. 31, 2024
Energy Resilience Portfolio - Advisor shares | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Energy Resilience Portfolio - Advisor shares | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Energy Resilience Portfolio - Advisor shares | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Energy Resilience Portfolio - Advisor shares | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes. In addition, in connection with the Portfolio’s reposition on November 4, 2025, shareholders should be aware that the Portfolio will experience a higher-than-normal portfolio turnover rate. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Energy Resilience Portfolio - Advisor shares | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Energy Resilience Portfolio - Advisor shares | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Energy Resilience Portfolio - Advisor shares | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

Energy Resilience Portfolio - Advisor shares | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Portfolio to underperform other equity funds that focus on small or mid cap stocks. Large cap companies may be less able than smaller cap companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential than smaller cap companies.

Energy Resilience Portfolio - Advisor shares | Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Strategy Risk: The application of thematic standards will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio - positively or negatively - depending on whether such investments are in or out of favor. The Portfolio’s minimum thematic standards and the use of negative and positive screening in determining the subset of companies that are eligible as holdings will exclude certain companies. These excluded companies may, either individually or in the aggregate, outperform individual Portfolio holdings or the Portfolio as a whole. The Advisor’s use of and reliance on third-party data providers in establishing thematic standards will also subject the Portfolio to third party data provider risk.

Energy Resilience Portfolio - Advisor shares | Industry and Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and Sector Risk: The risk that the value of securities in a particular industry or sector (such as energy) will decline because of changing expectations for the performance of that industry or sector.
•
Energy Sector Risk: Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector. These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestically and internationally.

•
Renewable Energy Sector Risk: Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international events, taxes and other governmental regulatory policies. Weak demand for renewable energy products and services in general may adversely affect companies in this sector. Obsolescence of existing technology, short product cycles, falling prices, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector. To the extent the Portfolio focuses its investments in the renewable energy sector, the Portfolio will be more susceptible to the risks, events and other factors affecting companies in this sector.

Energy Resilience Portfolio - Advisor shares | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government and Regulatory Risk: The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Energy Resilience Portfolio - Advisor shares | Third Party Data Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Third Party Data Provider Risk: In assessing the eligibility of a company based on environmental research, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.

Energy Resilience Portfolio - Advisor shares | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Energy Resilience Portfolio - Institutional Shares | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, you could lose money by investing in the Portfolio.
Energy Resilience Portfolio - Institutional Shares | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Energy Resilience Portfolio - Institutional Shares | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio may underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Energy Resilience Portfolio - Institutional Shares | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes. In addition, in connection with the Portfolio’s reposition on November 4, 2025, shareholders should be aware that the Portfolio will experience a higher-than-normal portfolio turnover rate. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Energy Resilience Portfolio - Institutional Shares | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk: The Portfolio invests in securities with earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Energy Resilience Portfolio - Institutional Shares | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be reasonably priced, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Energy Resilience Portfolio - Institutional Shares | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

Energy Resilience Portfolio - Institutional Shares | Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Portfolio to underperform other equity funds that focus on small or mid cap stocks. Large cap companies may be less able than smaller cap companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential than smaller cap companies.

Energy Resilience Portfolio - Institutional Shares | Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Strategy Risk: The application of thematic standards will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio - positively or negatively - depending on whether such investments are in or out of favor. The Portfolio’s minimum thematic standards and the use of positive and negative screening in determining the subset of companies that are eligible as holdings will exclude certain companies. These excluded companies may, either individually or in the aggregate, outperform individual Portfolio holdings or the Portfolio as a whole. The Advisor’s use of and reliance on third-party data providers in establishing thematic standards will also subject the Portfolio to third party data provider risk.

Energy Resilience Portfolio - Institutional Shares | Industry and Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and Sector Risk: The risk that the value of securities in a particular industry or sector (such as energy) will decline because of changing expectations for the performance of that industry or sector.
•
Energy Sector Risk: Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector. These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestically and internationally.

•
Renewable Energy Sector Risk: Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international events, taxes and other governmental regulatory policies. Weak demand for renewable energy products and services in general may adversely affect companies in this sector. Obsolescence of existing technology, short product cycles, falling prices, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector. To the extent the Portfolio focuses its investments in the renewable energy sector, the Portfolio will be more susceptible to the risks, events and other factors affecting companies in this sector.

Energy Resilience Portfolio - Institutional Shares | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government and Regulatory Risk: The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Energy Resilience Portfolio - Institutional Shares | Third Party Data Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Third Party Data Provider Risk: In assessing the eligibility of a company based on environmental research, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.

Energy Resilience Portfolio - Institutional Shares | Tax Managed Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.